RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Net sales to related parties	$ 9,309	$ 295,528	$ 180,367	$ 397,065	$ 1,241,329	$ 1,506,097
Accounts receivable - related parties	1,146,045		1,146,045		1,365,321	786,181
Advances outstanding to shareholders	76,435		$ 76,435		$ 147,281	97,573
Interest rate of outstanding balances			0.00%		0.00%
Due of written notice by officer and shareholder			30 years		30 days
EOS Trading Co., Ltd.
Related Party Transaction [Line Items]
Net sales to related parties					$ 0	371,043
Accounts receivable - related parties					0	0
EOS Venture International Pte Ltd.
Related Party Transaction [Line Items]
Net sales to related parties			$ 0	3,049	4,010	365,815
Accounts receivable - related parties	2,488		2,488		101,488	224,203
Fortune King (HK) Trading Limited
Related Party Transaction [Line Items]
Net sales to related parties			180,367	$ 394,016	1,235,203	582,973
Accounts receivable - related parties	$ 1,143,557		$ 1,143,557		1,263,833	561,978
Able Vision Ltd.
Related Party Transaction [Line Items]
Net sales to related parties					0	186,266
Accounts receivable - related parties					$ 0	$ 0